Recently Issued Accounting Standards	6 Months Ended
Jun. 30, 2026
Accounting Changes and Error Corrections [Abstract]
Recently Issued Accounting Standards
Note 3 - Recently Issued Accounting Standards
Adoption of new accounting standards
In November 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2024-04 Debt—Debt with Conversion and Other Options (Subtopic 470-20). This ASU clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. Specifically, an inducement offer is required to provide the debt holder with, at a minimum, the form and amount of consideration issuable under the conversion privileges. An entity should assess whether this criterion is satisfied as of the date the inducement offer is accepted by the holder. If the convertible debt had been exchanged or modified (without being deemed substantially different) within the one-year period leading up to the offer acceptance date, an entity should compare the terms provided in the inducement offer with the terms that existed one year before the offer acceptance date. This ASU was adopted prospectively and is effective for the Company from January 1, 2026. There was no impact resulting from these amendments on our unaudited condensed consolidated financial statements or related disclosures for the six months ended June 30, 2026, however, this may have an impact on the accounting for future settlement of convertible debt instruments.
In July 2025, the FASB issued ASU 2025-05: Financial Instruments—Credit Losses (Topic 326). This ASU provides that all entities may elect a practical expedient to assume when developing reasonable and supportable forecasts are part of estimating expected credit losses that current conditions as of the balance sheet date do not change for the remaining life of the asset. The practical expedient from this ASU was adopted and is effective for the Company from January 1, 2026. There was no impact resulting from these amendments on our unaudited condensed consolidated financial statements or related disclosures for the six months ended June 30, 2026, however, this may have an impact on the accounting for future expected credit losses.
Accounting pronouncements issued but not yet adopted

Standard	Description	Date of Adoption	Timing and Effect of Adoption
ASU 2024-03: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)
This ASU requires that a company, in the notes to its financial statements at each interim and annual reporting period:
(1) discloses the amounts included in each relevant expense caption of (a) purchases of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and (e) depreciation, depletion, and amortization for oil and gas producing activities;
(2) includes certain amounts that are required to be disclosed under current GAAP in the same disclosure as the disaggregation requirements in this ASU;
(3) discloses a qualitative description of the amounts remaining in relevant expense captions that are not disaggregated; and
(4) discloses the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses.
An entity is not precluded from providing additional voluntary disclosures that may provide investors with additional decision-useful information.
		January 1, 2027	An impact to our related disclosures is expected.
The FASB have issued further updates not included above. We do not currently expect any of these updates to have a material impact on our consolidated financial statements and related disclosures either on transition or in future periods.